Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0001616533
Registrant Name	PENGUIN SOLUTIONS, INC.
Form Type	S-3ASR
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A